UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Horizons S&P 500® Covered Call ETF

Semi-Annual Report

October 31, 2016
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2016 (Unaudited)

Schedule of Portfolio Investments	1
Schedule of Written Call Options	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Disclosure of Fund Expenses	27
Other Information	28

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.horizonsetfs.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds risk not benefiting from potential increases in the value of underlying securities above the exercise prices of the written covered call options, and are subject to the risk of declines in the value of such securities. Each sector fund is subject to its own specific risk factors. See prospectus for specific risks regarding each Fund and sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.6%^
Consumer Discretionary 12.4%
Adient PLC*	330	15,027
Advance Auto Parts, Inc.	254	35,580
Amazon.com, Inc.*	1,373	1,084,423
AutoNation, Inc.*	257	11,275
AutoZone, Inc.*	104	77,185
Bed Bath & Beyond, Inc.	569	22,999
Best Buy Co., Inc.	981	38,171
BorgWarner, Inc.	762	27,310
CarMax, Inc.*	682	34,059
Carnival Corp., Class A	1,571	77,136
CBS Corp., Class B	1,470	83,231
Charter Communications, Inc., Class A*	756	188,917
Chipotle Mexican Grill, Inc.*	104	37,519
Coach, Inc.	977	35,065
Comcast Corp., Class A	8,389	518,608
D.R. Horton, Inc.	1,153	33,241
Darden Restaurants, Inc.	404	26,175
Delphi Automotive PLC	967	62,923
Discovery Communications, Inc., Class A*	534	13,943
Discovery Communications, Inc., Class C*	829	20,816
Dollar General Corp.	904	62,457
Dollar Tree, Inc.*	828	62,555
Expedia, Inc.	419	54,147
Foot Locker, Inc.	486	32,450
Ford Motor Co.	13,599	159,652
Gap, Inc.	789	21,769
Garmin, Ltd.	418	20,214
General Motors Co.	4,902	154,903
Genuine Parts Co.	520	47,107
Goodyear Tire & Rubber Co.	952	27,637
H&R Block, Inc.	841	19,318
Hanesbrands, Inc.	1,366	35,106
Harley-Davidson, Inc.	641	36,550
Harman International Industries, Inc.	253	20,167
Hasbro, Inc.	398	33,197
Kohl's Corp.	674	29,488
L Brands, Inc.	887	64,033
Leggett & Platt, Inc.	473	21,701
Lennar Corp.	639	26,640
LKQ Corp.*	1,035	33,410
Lowe's Cos., Inc.	3,029	201,882
Macy's, Inc.	1,082	39,482
Marriott International, Inc., Class A	1,400	96,180
Mattel, Inc.	1,195	37,679
McDonald's Corp.	2,977	335,121
Michael Kors Holdings, Ltd.*	625	31,738
Mohawk Industries, Inc.*	221	40,730
Netflix.com, Inc.*	1,492	186,306
Newell Rubbermaid, Inc.	1,568	75,295
News Corp., Class A	1,345	16,301
News Corp., Class B	388	4,811
Nike, Inc., Class B	4,604	231,029
Nordstrom, Inc.	447	23,244
Omnicom Group, Inc.	834	66,570
O'Reilly Automotive, Inc.*	331	87,530
Polo Ralph Lauren Corp.	201	19,718
Pulte Group, Inc.	1,131	21,037
PVH Corp.	285	30,489
Ross Stores, Inc.	1,412	88,306
Royal Caribbean Cruises, Ltd.	591	45,430
Scripps Networks Interactive, Inc., Class A	333	21,432
Signet Jewelers, Ltd.	276	22,428
Staples, Inc.	2,295	16,983
Starbucks Corp.	5,075	269,330
Target Corp.	2,071	142,340
TEGNA, Inc.	787	15,441
The Home Depot, Inc.	4,307	525,496
The Interpublic Group of Cos., Inc.	1,402	31,391
The Priceline Group, Inc.*	172	253,568
The TJX Companies, Inc.	2,278	168,002
The Walt Disney Co.	5,178	479,949
Tiffany & Co.	397	29,148
Time Warner, Inc.	2,756	245,256
Tractor Supply Co.	466	29,186
TripAdvisor, Inc.*	400	25,792
Twenty-First Century Fox, Inc., Class A	3,904	102,558
Twenty-First Century Fox, Inc., Class B	1,522	40,166
Ulta Salon Cosmetics*	215	52,318
Under Armour, Inc., Class A*	638	19,842
Under Armour, Inc., Class C*	642	16,602
Urban Outfitters, Inc.*	310	10,370
VF Corp.	1,183	64,130
Viacom, Inc., Class B	1,207	45,335
Whirlpool Corp.	269	40,302
Wyndham Worldwide Corp.	391	25,743
Wynn Resorts, Ltd.	283	26,758
Yum! Brands, Inc.	1,292	111,474
		7,916,322
Consumer Staples 10.1%
Altria Group, Inc.	6,829	451,533
Archer-Daniels-Midland Co.	2,076	90,451
Brown-Forman Corp., Class B	700	32,319

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, Continued
Campbell Soup Co.	626	34,017
Church & Dwight Co., Inc.	902	43,531
Clorox Co.	450	54,009
Coca-Cola Co.	13,592	576,301
Colgate-Palmolive Co.	3,113	222,144
ConAgra Foods, Inc.	1,514	72,945
Constellation Brands, Inc., Class A	615	102,779
Costco Wholesale Corp.	1,533	226,685
Coty, Inc.	1,500	34,485
CVS Health Corp.	3,728	313,524
Dr. Pepper Snapple Group, Inc.	653	57,327
Estee Lauder Cos., Class A	773	67,351
General Mills, Inc.	2,071	128,361
Hormel Foods Corp.	952	36,652
Kellogg Co.	879	66,039
Kimberly-Clark Corp.	1,258	143,928
Kroger Co.	3,314	102,668
McCormick & Co., Inc.	409	39,211
Mead Johnson Nutrition Co.	650	48,601
Molson Coors Brewing Co., Class B	644	66,854
Mondelez International, Inc.	5,385	242,001
Monster Beverage Corp.*	489	70,582
PepsiCo, Inc.	5,041	540,395
Philip Morris International	5,404	521,162
Procter & Gamble Co.	9,253	803,159
Reynolds American, Inc.	2,887	159,016
Sysco Corp.	1,831	88,108
The Hershey Co.	500	51,230
The J.M. Smucker Co.	417	54,756
The Kraft Heinz Co.	2,073	184,393
Tyson Foods, Inc., Class A	1,035	73,330
Walgreens Boots Alliance, Inc.	3,009	248,935
Wal-Mart Stores, Inc.	5,282	369,845
Whole Foods Market, Inc.	1,139	32,222
		6,450,849
Energy 7.2%
Anadarko Petroleum Corp.	1,773	105,387
Apache Corp.	1,334	79,346
Baker Hughes, Inc.	1,526	84,540
Cabot Oil & Gas Corp.	1,597	33,345
Chesapeake Energy Corp.*	1,889	10,408
Chevron Corp.	6,568	687,999
Cimarex Energy Co.	334	43,129
Concho Resources, Inc.*	449	56,996
ConocoPhillips, Inc.	4,311	187,313
Devon Energy Corp.	1,779	67,406
EOG Resources, Inc.	1,918	173,426
Equities Corp.	546	36,036
Exxon Mobil Corp.	14,500	1,208,141
FMC Technologies, Inc.*	791	25,526
Halliburton Co.	2,994	137,724
Helmerich & Payne, Inc.	385	24,297
Hess Corp.	922	44,228
Kinder Morgan, Inc.	6,698	136,840
Marathon Oil Corp.	2,942	38,776
Marathon Petroleum Corp.	1,845	80,424
Murphy Oil Corp.	575	14,875
National-Oilwell Varco, Inc.	1,310	42,051
Newfield Exploration Co.*	690	28,007
Noble Energy, Inc.	1,501	51,739
Occidental Petroleum Corp.	2,666	194,378
ONEOK, Inc.	739	35,790
Phillips 66	1,550	125,783
Pioneer Natural Resources Co.	568	101,683
Range Resources Corp.	600	20,274
Schlumberger, Ltd.	4,867	380,745
Southwestern Energy Co.*	1,657	17,216
Spectra Energy Corp.	2,341	97,877
Tesoro Corp.	415	35,263
Transocean, Ltd.*	1,220	11,724
Valero Energy Corp.	1,540	91,230
Williams Cos., Inc.	2,414	70,489
		4,580,411
Financials 13.5%
Affiliated Managers Group*	187	24,807
AFLAC, Inc.	1,464	100,826
Allstate Corp.	1,319	89,560
American Express Co.	2,796	185,710
American International Group, Inc.	3,549	218,972
Ameriprise Financial, Inc.	589	52,062
AON PLC	941	104,291
Arthur J. Gallagher & Co.	621	29,951
Assurant, Inc.	225	18,117
Bank of America Corp.	35,732	589,578
Bank of New York Mellon Corp.	3,752	162,349
BB&T Corp.	2,796	109,603
Berkshire Hathaway, Inc., Class B*	6,625	955,988
BlackRock, Inc., Class A	440	150,146
Capital One Financial Corp.	1,760	130,310
Chubb, Ltd.	1,607	204,089
Cincinnati Financial Corp.	524	37,089
Citigroup, Inc.	10,150	498,873
Citizens Financial Group	1,864	49,098
CME Group, Inc.	1,179	118,018
Comerica, Inc.	610	31,775

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, Continued
Discover Financial Services, Inc., Class A	1,444	81,341
E*Trade Financial Corp.*	986	27,766
Fifth Third BanCorp	2,732	59,448
Franklin Resources, Inc.	1,301	43,792
Goldman Sachs Group, Inc.	1,346	239,910
Hartford Financial Services Group, Inc.	1,383	61,004
Huntington Bancshares, Inc.	3,787	40,142
Intercontinental Exchange, Inc.	414	111,941
Invesco, Ltd.	1,452	40,786
JPMorgan Chase & Co.	12,603	872,884
KeyCorp	3,776	53,317
Legg Mason, Inc.	388	11,143
Leucadia National Corp.	1,190	22,217
Lincoln National Corp.	839	41,187
Loews Corp.	934	40,190
M&T Bank Corp.	554	67,992
Marsh & McLennan Cos., Inc.	1,817	115,180
MetLife, Inc.	3,824	179,575
Moody's Corp.	591	59,407
Morgan Stanley	5,136	172,415
Navient Corp.	1,195	15,272
Northern Trust Corp.	749	54,243
People's United Financial, Inc.	1,095	17,783
PNC Financial Services Group	1,760	168,256
Principal Financial Group, Inc.	945	51,597
Progressive Corp.	2,038	64,217
Prudential Financial, Inc.	1,555	131,848
Regions Financial Corp.	4,491	48,099
S&P Global, Inc.	932	113,564
State Street Corp.	1,279	89,799
SunTrust Banks, Inc.	1,760	79,605
Synchrony Financial	2,908	83,140
T. Rowe Price Group, Inc.	864	55,305
The Charles Schwab Corp.	4,191	132,855
The NASDAQ OMX Group, Inc.	408	26,100
Torchmark Corp.	392	24,857
Travelers Companies, Inc.	1,028	111,209
U.S. BanCorp	5,696	254,953
Unum Group	832	29,453
Wells Fargo & Co.	15,845	729,028
Willis Towers Watson PLC	481	60,558
XL Group PLC	1,017	35,290
Zions Bancorporation	732	23,578
		8,603,458
Health Care 14.0%
Abbott Laboratories	5,139	201,655
AbbVie, Inc.	5,619	313,428
Aetna, Inc.	1,219	130,860
Agilent Technologies, Inc.	1,142	49,757
Alexion Pharmaceuticals, Inc.*	785	102,443
Allergan PLC*	1,376	287,501
AmerisourceBergen Corp.	621	43,669
Amgen, Inc.	2,611	368,568
Anthem, Inc.	911	111,014
Baxter International, Inc.	1,708	81,284
Becton Dickinson & Co.	738	123,918
Biogen, Inc.*	762	213,497
Boston Scientific Corp.*	4,703	103,466
Bristol-Myers Squibb Co.	5,822	296,398
C.R. Bard, Inc.	256	55,470
Cardinal Health, Inc.	1,148	78,856
Celgene Corp.*	2,692	275,069
Centene Corp.*	590	36,863
Cerner Corp.*	1,055	61,802
CIGNA Corp.	891	105,878
Cooper Cos., Inc.	170	29,927
Danaher Corp.	2,084	163,698
DaVita Healthcare Partners, Inc.*	577	33,824
DENTSPLY Sirona, Inc.	841	48,416
Edwards Lifesciences Corp.*	747	71,129
Eli Lilly & Co.	3,395	250,687
ENDO International PLC*	735	13,781
Express Scripts Holding, Inc.*	2,209	148,887
Gilead Sciences, Inc.	4,608	339,287
HCA Holdings, Inc.*	1,065	81,504
Henry Schein, Inc.*	284	42,373
Hologic, Inc.*	862	31,041
Humana, Inc.	516	88,509
Illumina, Inc.*	512	69,704
Intuitive Surgical, Inc.*	129	86,698
Johnson & Johnson	9,539	1,106,428
Laboratory Corp. of America Holdings*	359	44,997
Mallinckrodt PLC*	389	23,052
McKesson Corp.	756	96,141
Medtronic PLC	4,822	395,501
Merck & Co., Inc.	9,632	565,591
Mettler-Toledo International, Inc.*	100	40,408
Mylan NV*	1,450	52,925
Patterson Cos., Inc.	291	12,429
PerkinElmer, Inc.	382	19,440
Perrigo Co. PLC	510	42,427
Pfizer, Inc.	21,098	669,018

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, Continued
Quest Diagnostics, Inc.	507	41,290
Regeneron Pharmaceuticals, Inc.*	271	93,500
St. Jude Medical, Inc.	998	77,684
Stryker Corp.	1,092	125,962
Thermo Fisher Scientific, Inc.	1,381	203,049
UnitedHealth Group, Inc.	3,316	468,649
Universal Health Services, Class B	314	37,903
Varian Medical Systems, Inc.*	332	30,122
Vertex Pharmaceuticals, Inc.*	858	65,088
Waters Corp.*	282	39,237
Zimmer Biomet Holdings, Inc.	697	73,464
Zoetis, Inc.	1,727	82,551
		8,947,717
Industrials 10.1%
3M Co.	2,109	348,618
Acuity Brands, Inc.	155	34,653
Alaska Air Group, Inc.	466	33,655
Alcoa, Inc.	1,541	44,258
Allegion PLC	339	21,642
American Airlines Group, Inc.	1,967	79,860
AMETEK, Inc.	828	36,515
C.H. Robinson Worldwide, Inc.	499	33,992
Caterpillar, Inc.	2,031	169,508
Cintas Corp.	312	33,281
CSX Corp.	3,359	102,483
Cummins, Inc.	565	72,218
D&B Corp.	127	15,856
Deere & Co.	1,044	92,185
Delta Air Lines, Inc.	2,715	113,406
Dover Corp.	540	36,121
Eaton Corp. PLC	1,600	102,032
Emerson Electric Co.	2,213	112,155
Equifax, Inc.	418	51,819
Expeditors International of Washington, Inc.	634	32,632
Fastenal Co.	1,005	39,175
FedEx Corp.	838	146,080
Flowserve Corp.	453	19,185
Fluor Corp.	483	25,111
Fortive Corp.	1,041	53,143
Fortune Brands Home & Security, Inc.	517	28,244
General Dynamics Corp.	983	148,177
General Electric Co.	31,269	909,928
Honeywell International, Inc.	2,653	290,981
Illinois Tool Works, Inc.	1,141	129,583
Ingersoll-Rand PLC	895	60,224
J.B. Hunt Transport Services, Inc.	310	25,299
Jacobs Engineering Group, Inc.*	436	22,489
Johnson Controls International PLC*	3,302	133,137
Kansas City Southern Industries, Inc.	378	33,173
L-3 Communications Holdings, Inc.	271	37,111
Lockheed Martin Corp.	880	216,814
Masco Corp.	1,164	35,944
Nielsen Holdings PLC	1,261	56,770
Norfolk Southern Corp.	1,039	96,627
Northrop Grumman Corp.	630	144,270
PACCAR, Inc.	1,225	67,277
Parker Hannifin Corp.	471	57,815
Pentair PLC	644	35,504
Pitney Bowes, Inc.	700	12,488
Quanta Services, Inc.*	568	16,330
Raytheon Co.	1,042	142,348
Republic Services, Inc., Class A	829	43,630
Robert Half International, Inc.	456	17,064
Rockwell Automation, Inc.	457	54,712
Rockwell Collins, Inc.	464	39,124
Roper Technologies, Inc.	352	61,005
Ryder System, Inc.	186	12,907
Snap-on, Inc.	201	30,974
Southwest Airlines Co.	2,225	89,111
Stanley Black & Decker, Inc.	532	60,563
Stericycle, Inc.*	300	24,027
Textron, Inc.	945	37,876
The Boeing Co.	2,024	288,278
TransDigm Group, Inc.	174	47,408
Union Pacific Corp.	2,951	260,219
United Continental Holdings, Inc.*	1,023	57,523
United Parcel Service, Inc., Class B	2,407	259,378
United Rentals, Inc.*	316	23,909
United Technologies Corp.	2,713	277,269
Verisk Analytics, Inc.*	538	43,874
W.W. Grainger, Inc.	197	40,999
Waste Management, Inc.	1,450	95,207
Xylem, Inc.	640	30,931
		6,446,104
Information Technology 21.7%
Accenture PLC	2,189	254,450
Activision Blizzard, Inc.	2,380	102,745
Adobe Systems, Inc.*	1,737	186,745
Akamai Technologies, Inc.*	621	43,141
Alliance Data Systems Corp.*	207	42,325
Alphabet, Inc., Class A*	1,020	826,098
Alphabet, Inc., Class C*	1,031	808,861
Amphenol Corp., Class A	1,074	70,809
Analog Devices, Inc.	1,081	69,292
Apple, Inc.	18,843	2,139,434

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, Continued
Applied Materials, Inc.	3,728	108,410
Autodesk, Inc.*	681	49,223
Automatic Data Processing, Inc.	1,595	138,861
Broadcom, Ltd.	1,380	234,986
CA, Inc.	1,035	31,816
Cisco Systems, Inc.	17,553	538,526
Citrix Systems, Inc.*	536	45,453
Cognizant Technology Solutions Corp.*	2,124	109,067
Corning, Inc.	3,728	84,662
CSRA, Inc.	493	12,369
eBay, Inc.*	3,625	103,349
Electronic Arts, Inc.*	1,078	84,645
F5 Networks, Inc.*	239	33,032
Facebook, Inc.*	8,105	1,061,673
Fidelity National Information Services, Inc.	1,143	84,491
First Solar, Inc.*	273	11,054
Fiserv, Inc.*	776	76,420
FLIR Systems, Inc.	479	15,769
Global Payments, Inc.	517	37,493
Harris Corp.	442	39,431
Hewlett-Packard Co.	5,722	128,573
HP, Inc.	6,022	87,259
Intel Corp.	16,479	574,622
International Business Machines Corp.	3,035	466,449
Intuit, Inc.	895	97,322
Juniper Networks, Inc.	1,247	32,846
KLA-Tencor Corp.	542	40,710
Lam Research Corp.	558	54,048
Linear Technology Corp.	834	50,090
MasterCard, Inc., Class A	3,324	355,734
Microchip Technology, Inc.	725	43,899
Micron Technology, Inc.*	3,618	62,085
Microsoft Corp.	27,191	1,629,284
Motorola Solutions, Inc.	553	40,137
NetApp, Inc.	1,007	34,178
NVIDIA Corp.	1,782	126,807
Oracle Corp.	10,501	403,448
Paychex, Inc.	1,119	61,769
PayPal Holdings, Inc.*	3,880	161,641
Qorvo, Inc.*	449	24,987
Qualcomm, Inc.	5,075	348,754
Red Hat, Inc.*	636	49,258
Salesforce.com, Inc.*	2,199	165,277
Seagate Technology PLC	1,035	35,511
Skyworks Solutions, Inc.	673	51,781
Symantec Corp.	2,092	52,363
TE Connectivity, Ltd.	1,242	78,085
Teradata Corp.*	469	12,644
Texas Instruments, Inc.	3,454	244,716
Total System Services, Inc.	600	29,928
VeriSign, Inc.*	335	28,147
Visa, Inc., Class A	6,628	546,877
Western Digital Corp.	990	57,856
Western Union Co.	1,750	35,123
Xerox Corp.	3,359	32,817
Xilinx, Inc.	890	45,274
Yahoo!, Inc.*	3,037	126,187
		13,861,116
Materials 2.8%
AdvanSix, Inc.*	106	1,692
Air Products & Chemicals, Inc.	755	100,732
Albemarle Corp.	362	30,245
Avery Dennison Corp.	311	21,705
Ball Corp.	569	43,853
CF Industries Holdings, Inc.	823	19,760
E.I. Du Pont de Nemours & Co.	3,039	209,053
Eastman Chemical Co.	524	37,681
Ecolab, Inc.	929	106,064
FMC Corp.	474	22,226
Freeport-McMoRan, Inc.*	4,366	48,812
International Flavors & Fragrances, Inc.	278	36,357
International Paper Co.	1,450	65,294
LyondellBasell Industries NV, Class A	1,205	95,858
Martin Marietta Materials, Inc.	223	41,340
Monsanto Co.	1,535	154,682
Newmont Mining Corp.	1,867	69,153
Nucor Corp.	1,108	54,126
Owens-Illinois, Inc.*	568	10,962
PPG Industries, Inc.	932	86,797
Praxair, Inc.	993	116,241
Sealed Air Corp.	683	31,165
Sherwin-Williams Co.	273	66,847
The Dow Chemical Co.	3,896	209,643
The Mosaic Co.	1,229	28,918
Vulcan Materials Co.	470	53,204
WestRock Co.	885	40,878
		1,803,288
Real Estate 2.9%
American Tower Corp.	1,477	173,090
Apartment Investment & Management Co., Class A	557	24,547
AvalonBay Communities, Inc.	477	81,653

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	October 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Real Estate, Continued
Boston Properties, Inc.	535	64,457
CBRE Group, Inc., Class A*	1,023	26,352
Crown Castle International Corp.	1,164	105,912
Digital Realty Trust, Inc.	517	48,303
Equinix, Inc.	240	85,747
Equity Residential	1,272	78,546
Essex Property Trust, Inc.	227	48,598
Extra Space Storage, Inc.	436	31,893
Federal Realty Investment Trust	242	35,146
General Growth Properties, Inc.	2,031	50,673
HCP, Inc.	1,622	55,554
Host Hotels & Resorts, Inc.	2,651	41,037
Iron Mountain, Inc.	854	28,805
Kimco Realty Corp.	1,450	38,585
Prologis, Inc.	1,830	95,453
Public Storage	513	109,638
Realty Income Corp.	881	52,190
Simon Property Group, Inc.	1,079	200,652
SL Green Realty Corp.	354	34,770
The Macerich Co.	442	31,285
UDR, Inc.	932	32,592
Ventas, Inc.	1,180	79,945
Vornado Realty Trust	618	57,338
Welltower, Inc.	1,242	85,114
Weyerhaeuser Co.	2,607	78,028
		1,875,903
Telecommunication Services 2.5%
AT&T, Inc.	21,439	788,740
CenturyLink, Inc.	1,896	50,396
Frontier Communications Corp.	4,132	16,611
Level 3 Communications, Inc.*	1,007	56,543
Verizon Communications, Inc.	14,211	683,549
		1,595,839
Utilities 3.4%
AES Corp.	2,301	27,082
Alliant Energy Corp.	725	27,586
Ameren Corp.	857	42,807
American Electric Power Co., Inc.	1,712	111,006
American Water Works Co., Inc.	621	45,979
CenterPoint Energy, Inc.	1,519	34,633
CMS Energy Corp.	978	41,223
Consolidated Edison, Inc.	1,023	77,288
Dominion Resources, Inc.	2,183	164,162
DTE Energy Co.	625	60,006
Duke Energy Corp.	2,400	192,048
Edison International	1,139	83,694
Entergy Corp.	622	45,829
Eversource Energy	1,106	60,896
Exelon Corp.	3,208	109,297
FirstEnergy Corp.	1,491	51,126
NextEra Energy, Inc.	1,606	205,567
NiSource, Inc.	1,140	26,516
NRG Energy, Inc.	1,117	11,874
PG&E Corp.	1,718	106,722
Pinnacle West Capital Corp.	389	29,615
PPL Corp.	2,350	80,699
Public Service Enterprise Group, Inc.	1,765	74,271
SCANA Corp.	505	37,047
Sempra Energy	822	88,036
Southern Co.	3,415	176,112
WEC Energy Group, Inc.	1,100	65,692
Xcel Energy, Inc.	1,770	73,544
		2,150,357
TOTAL COMMON STOCKS (Cost $60,264,828)		64,231,364

TOTAL INVESTMENTS (Cost $60,264,828) — 100.6%		64,231,364
Other Net Assets (Liabilities):
Written Call Options (0.8)%		(521,292)
Other Net Assets 0.2%		135,017
Total Other Net Assets (Liabilities) (0.6)%		(386,275)
NET ASSETS 100.0%		$63,845,089

^

All or a portion of these investments are held as collateral for the written call options. As of October 31, 2016, the total fair value of securities held as collateral for the written call options is $58,060,770.

*	Non-income producing security

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of October 31, 2016:

	Value	% of Net Assets
Information Technology	$13,861,116	21.7%
Health Care	8,947,717	14.0%
Financials	8,603,458	13.5%
Consumer Discretionary	7,916,322	12.4%
Consumer Staples	6,450,849	10.1%
Industrials	6,446,104	10.1%
Energy	4,580,411	7.2%
Utilities	2,150,357	3.4%
Real Estate	1,875,903	2.9%
Materials	1,803,288	2.8%
Telecommunication Services	1,595,839	2.5%
Written Call Options	(521,292)	(0.8)%
Other Net Assets	135,017	0.2%
Total	$63,845,089	100.0%

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.8)%
(51)	Abbott Laboratories, Strike @ 42.00 Exp 11/18/16	(485)
(39)	AbbVie, Inc., Strike @ 62.50 Exp 11/18/16	(215)
(21)	Accenture PLC, Strike @ 120.00 Exp 11/18/16	(1,154)
(23)	Activision Blizzard, Inc., Strike @ 47.00 Exp 11/18/16	(828)
(1)	Acuity Brands, Inc., Strike @ 250.00 Exp 11/18/16	(20)
(10)	Adobe Systems, Inc., Strike @ 110.00 Exp 11/18/16	(1,015)
(2)	Advance Auto Parts, Inc., Strike @ 150.00 Exp 11/18/16	(330)
(12)	AES Corp., Strike @ 12.00 Exp 11/18/16	(270)
(12)	Aetna, Inc., Strike @ 115.00 Exp 11/18/16	(138)
(1)	Affiliated Managers Group, Strike @ 145.00 Exp 11/18/16	(60)
(9)	AFLAC, Inc., Strike @ 70.00 Exp 11/18/16	(437)
(11)	Agilent Technologies, Inc., Strike @ 47.50 Exp 11/18/16	(132)
(4)	Air Products & Chemicals, Inc., Strike @ 135.00 Exp 11/18/16	(690)
(6)	Akamai Technologies, Inc., Strike @ 62.50 Exp 11/18/16	(4,349)
(3)	Alaska Air Group, Inc., Strike @ 75.00 Exp 11/18/16	(180)
(2)	Albemarle Corp., Strike @ 85.00 Exp 11/18/16	(415)
(7)	Alexion Pharmaceuticals, Inc., Strike @ 130.00 Exp 11/18/16	(3,289)
(3)	Allegion PLC, Strike @ 70.00 Exp 11/18/16	(60)
(13)	Allergan PLC, Strike @ 245.00 Exp 11/18/16	(780)
(2)	Alliance Data Systems Corp., Strike @ 210.00 Exp 11/18/16	(570)
(13)	Allstate Corp., Strike @ 70.00 Exp 11/18/16	(618)
(10)	Alphabet, Inc., Class A, Strike @ 865.00 Exp 11/18/16	(600)
(10)	Alphabet, Inc., Class C, Strike @ 840.00 Exp 11/18/16	(600)
(46)	Altria Group, Inc., Strike @ 65.00 Exp 11/18/16	(7,796)
(8)	Ameren Corp., Strike @ 50.00 Exp 11/18/16	(780)
(19)	American Airlines Group, Inc., Strike @ 42.00 Exp 11/18/16	(1,264)
(17)	American Electric Power Co., Inc., Strike @ 65.00 Exp 11/18/16	(1,403)
(15)	American Express Co., Strike @ 67.50 Exp 11/18/16	(1,043)
(19)	American International Group, Inc., Strike @ 60.00 Exp 11/18/16	(4,664)
(7)	American Tower Corp., Strike @ 115.00 Exp 11/18/16	(2,449)
(6)	American Water Works Co., Inc., Strike @ 75.00 Exp 11/18/16	(450)
(4)	Ameriprise Financial, Inc., Strike @ 100.00 Exp 11/18/16	(40)
(5)	AmerisourceBergen Corp., Strike @ 82.50 Exp 11/18/16	(50)
(21)	Amgen, Inc., Strike @ 165.00 Exp 11/18/16	(21)
(17)	Anadarko Petroleum Corp., Strike @ 67.50 Exp 11/18/16	(204)
(10)	Analog Devices, Inc., Strike @ 65.00 Exp 11/18/16	(975)
(6)	Anthem, Inc., Strike @ 125.00 Exp 11/18/16	(1,086)
(6)	AON PLC, Strike @ 110.00 Exp 11/18/16	(1,380)
(13)	Apache Corp., Strike @ 67.50 Exp 11/18/16	(202)
(5)	Apartment Investment & Management Co., Class A, Strike @ 45.00 Exp 11/18/16	(163)
(141)	Apple, Inc., Strike @ 120.00 Exp 11/18/16	(2,115)
(37)	Applied Materials, Inc., Strike @ 30.00 Exp 11/18/16	(2,202)
(20)	Archer-Daniels-Midland Co., Strike @ 44.00 Exp 11/18/16	(1,710)
(5)	Arthur J. Gallagher & Co., Strike @ 50.00 Exp 11/18/16	(113)
(2)	Assurant, Inc., Strike @ 87.50 Exp 11/18/16	(40)
(143)	AT&T, Inc., Strike @ 39.00 Exp 11/18/16	(358)
(6)	Autodesk, Inc., Strike @ 75.00 Exp 11/18/16	(600)
(11)	Automatic Data Processing, Inc., Strike @ 87.50 Exp 11/18/16	(1,595)
(2)	AutoNation, Inc., Strike @ 49.00 Exp 11/18/16	(15)
(1)	AutoZone, Inc., Strike @ 770.00 Exp 11/18/16	(300)
(3)	AvalonBay Communities, Inc., Strike @ 170.00 Exp 11/18/16	(1,170)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Avery Dennison Corp., Strike @ 80.00 Exp 11/18/16	(8)
(15)	Baker Hughes, Inc., Strike @ 55.00 Exp 11/18/16	(2,737)
(5)	Ball Corp., Strike @ 82.50 Exp 11/18/16	(213)
(253)	Bank of America Corp., Strike @ 17.00 Exp 11/18/16	(3,921)
(19)	Bank of New York Mellon Corp., Strike @ 43.00 Exp 11/18/16	(1,919)
(17)	Baxter International, Inc., Strike @ 50.00 Exp 11/18/16	(281)
(14)	BB&T Corp., Strike @ 39.00 Exp 11/18/16	(959)
(5)	Becton Dickinson & Co., Strike @ 175.00 Exp 11/18/16	(713)
(5)	Bed Bath & Beyond, Inc., Strike @ 42.50 Exp 11/18/16	(150)
(44)	Berkshire Hathaway, Inc., Class B, Strike @ 145.00 Exp 11/18/16	(7,699)
(9)	Best Buy Co., Inc., Strike @ 42.00 Exp 11/18/16	(536)
(7)	Biogen, Inc., Strike @ 320.00 Exp 11/18/16	(595)
(3)	BlackRock, Inc., Class A, Strike @ 350.00 Exp 11/18/16	(758)
(4)	BorgWarner, Inc., Strike @ 35.00 Exp 11/18/16	(610)
(5)	Boston Properties, Inc., Strike @ 130.00 Exp 11/18/16	(63)
(58)	Bristol-Myers Squibb Co., Strike @ 52.50 Exp 11/18/16	(3,334)
(13)	Broadcom, Ltd., Strike @ 180.00 Exp 11/18/16	(1,008)
(4)	Brown-Forman Corp., Class B, Strike @ 45.00 Exp 11/18/16	(630)
(3)	C.H. Robinson Worldwide, Inc., Strike @ 70.00 Exp 11/18/16	(90)
(2)	C.R. Bard, Inc., Strike @ 220.00 Exp 11/18/16	(455)
(15)	Cabot Oil & Gas Corp., Strike @ 24.00 Exp 11/18/16	(263)
(6)	Campbell Soup Co., Strike @ 55.00 Exp 11/18/16	(390)
(14)	Capital One Financial Corp., Strike @ 77.50 Exp 11/18/16	(378)
(6)	CarMax, Inc., Strike @ 52.50 Exp 11/18/16	(255)
(15)	Carnival Corp., Class A, Strike @ 49.00 Exp 11/18/16	(1,650)
(20)	Caterpillar, Inc., Strike @ 90.00 Exp 11/18/16	(210)
(10)	CBRE Group, Inc., Class A, Strike @ 29.00 Exp 11/18/16	(75)
(7)	CBS Corp., Class B, Strike @ 57.50 Exp 11/18/16	(819)
(26)	Celgene Corp., Strike @ 105.00 Exp 11/18/16	(3,782)
(4)	Centene Corp., Strike @ 65.00 Exp 11/18/16	(320)
(10)	CenterPoint Energy, Inc., Strike @ 23.00 Exp 11/18/16	(425)
(13)	CenturyLink, Inc., Strike @ 29.00 Exp 11/18/16	(260)
(10)	Cerner Corp., Strike @ 62.50 Exp 11/18/16	(700)
(8)	CF Industries Holdings, Inc., Strike @ 30.00 Exp 11/18/16	(28)
(7)	Charter Communications, Inc., Class A, Strike @ 270.00 Exp 11/18/16	(1,138)
(65)	Chevron Corp., Strike @ 105.00 Exp 11/18/16	(10,009)
(1)	Chipotle Mexican Grill, Inc., Strike @ 440.00 Exp 11/18/16	(10)
(14)	Chubb, Ltd., Strike @ 125.00 Exp 11/18/16	(4,689)
(9)	Church & Dwight Co., Inc., Strike @ 50.00 Exp 11/18/16	(248)
(8)	CIGNA Corp., Strike @ 130.00 Exp 11/18/16	(592)
(3)	Cimarex Energy Co., Strike @ 145.00 Exp 11/18/16	(150)
(5)	Cincinnati Financial Corp., Strike @ 75.00 Exp 11/18/16	(113)
(3)	Cintas Corp., Strike @ 110.00 Exp 11/18/16	(98)
(139)	Cisco Systems, Inc., Strike @ 31.00 Exp 11/18/16	(8,339)
(61)	Citigroup, Inc., Strike @ 50.00 Exp 11/18/16	(3,476)
(5)	Citrix Systems, Inc., Strike @ 90.00 Exp 11/18/16	(200)
(3)	Clorox Co., Strike @ 120.00 Exp 11/18/16	(660)
(8)	CME Group, Inc., Strike @ 105.00 Exp 11/18/16	(100)
(9)	Coach, Inc., Strike @ 38.00 Exp 11/18/16	(495)
(135)	Coca-Cola Co., Strike @ 43.00 Exp 11/18/16	(3,307)
(21)	Cognizant Technology Solutions Corp., Strike @ 52.50 Exp 11/18/16	(2,519)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(25)	Colgate-Palmolive Co., Strike @ 72.50 Exp 11/18/16	(1,038)
(50)	Comcast Corp., Class A, Strike @ 65.00 Exp 11/18/16	(675)
(6)	Comerica, Inc., Strike @ 55.00 Exp 11/18/16	(186)
(15)	ConAgra Foods, Inc., Strike @ 49.00 Exp 11/18/16	(788)
(4)	Concho Resources, Inc., Strike @ 145.00 Exp 11/18/16	(120)
(36)	ConocoPhillips, Inc., Strike @ 43.00 Exp 11/18/16	(5,489)
(8)	Consolidated Edison, Inc., Strike @ 75.00 Exp 11/18/16	(1,200)
(5)	Constellation Brands, Inc., Class A, Strike @ 170.00 Exp 11/18/16	(675)
(1)	Cooper Cos., Inc., Strike @ 185.00 Exp 11/18/16	(48)
(20)	Corning, Inc., Strike @ 24.00 Exp 11/18/16	(60)
(8)	Costco Wholesale Corp., Strike @ 150.00 Exp 11/18/16	(1,044)
(15)	Coty, Inc., Strike @ 25.00 Exp 11/18/16	(300)
(5)	Crown Castle International Corp., Strike @ 92.50 Exp 11/18/16	(500)
(27)	CSX Corp., Strike @ 31.00 Exp 11/18/16	(1,107)
(4)	Cummins, Inc., Strike @ 130.00 Exp 11/18/16	(950)
(31)	CVS Health Corp., Strike @ 90.00 Exp 11/18/16	(760)
(1)	D&B Corp., Strike @ 130.00 Exp 11/18/16	(173)
(11)	D.R. Horton, Inc., Strike @ 31.00 Exp 11/18/16	(226)
(11)	Danaher Corp., Strike @ 80.00 Exp 11/18/16	(605)
(4)	Darden Restaurants, Inc., Strike @ 65.00 Exp 11/18/16	(420)
(4)	DaVita Healthcare Partners, Inc., Strike @ 62.50 Exp 11/18/16	(260)
(7)	Deere & Co., Strike @ 87.50 Exp 11/18/16	(1,376)
(9)	Delphi Automotive PLC, Strike @ 72.50 Exp 11/18/16	(203)
(27)	Delta Air Lines, Inc., Strike @ 43.00 Exp 11/18/16	(1,580)
(7)	DENTSPLY Sirona, Inc., Strike @ 60.00 Exp 11/18/16	(543)
(17)	Devon Energy Corp., Strike @ 46.00 Exp 11/18/16	(111)
(5)	Digital Realty Trust, Inc., Strike @ 100.00 Exp 11/18/16	(150)
(14)	Discover Financial Services, Inc., Class A, Strike @ 57.50 Exp 11/18/16	(700)
(4)	Discovery Communications, Inc., Class A, Strike @ 27.50 Exp 11/18/16	(140)
(3)	Discovery Communications, Inc., Class C, Strike @ 25.00 Exp 11/18/16	(278)
(7)	Dollar General Corp., Strike @ 70.00 Exp 11/18/16	(805)
(5)	Dollar Tree, Inc., Strike @ 77.50 Exp 11/18/16	(463)
(21)	Dominion Resources, Inc., Strike @ 75.00 Exp 11/18/16	(2,624)
(4)	Dover Corp., Strike @ 70.00 Exp 11/18/16	(180)
(6)	Dr. Pepper Snapple Group, Inc., Strike @ 90.00 Exp 11/18/16	(285)
(5)	DTE Energy Co., Strike @ 95.00 Exp 11/18/16	(1,113)
(24)	Duke Energy Corp., Strike @ 80.00 Exp 11/18/16	(2,999)
(9)	E*Trade Financial Corp., Strike @ 31.00 Exp 11/18/16	(135)
(19)	E.I. Du Pont de Nemours & Co., Strike @ 70.00 Exp 11/18/16	(1,264)
(5)	Eastman Chemical Co., Strike @ 70.00 Exp 11/18/16	(1,475)
(12)	Eaton Corp. PLC, Strike @ 65.00 Exp 11/18/16	(960)
(36)	eBay, Inc., Strike @ 30.00 Exp 11/18/16	(558)
(9)	Ecolab, Inc., Strike @ 120.00 Exp 11/18/16	(428)
(8)	Edison International, Strike @ 72.50 Exp 11/18/16	(1,700)
(10)	Electronic Arts, Inc., Strike @ 87.50 Exp 11/18/16	(490)
(22)	Eli Lilly & Co., Strike @ 80.00 Exp 11/18/16	(374)
(12)	Emerson Electric Co., Strike @ 50.00 Exp 11/18/16	(1,770)
(5)	ENDO International PLC, Strike @ 22.50 Exp 11/18/16	(213)
(4)	Entergy Corp., Strike @ 75.00 Exp 11/18/16	(230)
(19)	EOG Resources, Inc., Strike @ 100.00 Exp 11/18/16	(551)
(2)	Equinix, Inc., Strike @ 380.00 Exp 11/18/16	(630)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Equities Corp., Strike @ 65.00 Exp 11/18/16	(735)
(8)	Equity Residential, Strike @ 62.00 Exp 11/18/16	(860)
(1)	Essex Property Trust, Inc., Strike @ 210.00 Exp 11/18/16	(695)
(7)	Estee Lauder Cos., Class A, Strike @ 90.00 Exp 11/18/16	(770)
(8)	Eversource Energy, Strike @ 55.00 Exp 11/18/16	(920)
(32)	Exelon Corp., Strike @ 34.00 Exp 11/18/16	(1,920)
(4)	Expedia, Inc., Strike @ 135.00 Exp 11/18/16	(390)
(4)	Expeditors International of Washington, Inc., Strike @ 50.00 Exp 11/18/16	(830)
(22)	Express Scripts Holding, Inc., Strike @ 72.50 Exp 11/18/16	(363)
(4)	Extra Space Storage, Inc., Strike @ 80.00 Exp 11/18/16	(60)
(100)	Exxon Mobil Corp., Strike @ 87.50 Exp 11/18/16	(1,100)
(2)	F5 Networks, Inc., Strike @ 125.00 Exp 11/18/16	(2,744)
(59)	Facebook, Inc., Strike @ 135.00 Exp 11/18/16	(14,130)
(7)	Fastenal Co., Strike @ 39.00 Exp 11/18/16	(560)
(2)	Federal Realty Investment Trust, Strike @ 150.00 Exp 11/18/16	(210)
(4)	FedEx Corp., Strike @ 170.00 Exp 11/18/16	(2,360)
(6)	Fidelity National Information Services, Inc., Strike @ 75.00 Exp 11/18/16	(945)
(13)	Fifth Third BanCorp, Strike @ 21.00 Exp 11/18/16	(1,294)
(2)	First Solar, Inc., Strike @ 45.00 Exp 11/18/16	(177)
(12)	FirstEnergy Corp., Strike @ 34.00 Exp 11/18/16	(930)
(5)	Fiserv, Inc., Strike @ 100.00 Exp 11/18/16	(475)
(4)	FLIR Systems, Inc., Strike @ 30.00 Exp 11/18/16	(1,220)
(3)	Flowserve Corp., Strike @ 45.00 Exp 11/18/16	(83)
(3)	Fluor Corp., Strike @ 50.00 Exp 11/18/16	(855)
(4)	FMC Corp., Strike @ 50.00 Exp 11/18/16	(210)
(7)	FMC Technologies, Inc., Strike @ 35.00 Exp 11/18/16	(140)
(4)	Foot Locker, Inc., Strike @ 70.00 Exp 11/18/16	(350)
(78)	Ford Motor Co., Strike @ 12.00 Exp 11/18/16	(858)
(3)	Fortune Brands Home & Security, Inc., Strike @ 55.00 Exp 11/18/16	(300)
(7)	Franklin Resources, Inc., Strike @ 35.00 Exp 11/18/16	(210)
(35)	Freeport-McMoRan, Inc., Strike @ 11.00 Exp 11/18/16	(2,083)
(7)	Gap, Inc., Strike @ 28.00 Exp 11/18/16	(627)
(3)	Garmin, Ltd., Strike @ 50.00 Exp 11/18/16	(159)
(9)	General Dynamics Corp., Strike @ 155.00 Exp 11/18/16	(743)
(204)	General Electric Co., Strike @ 29.00 Exp 11/18/16	(11,219)
(20)	General Growth Properties, Inc., Strike @ 27.00 Exp 11/18/16	(150)
(20)	General Mills, Inc., Strike @ 62.50 Exp 11/18/16	(1,560)
(36)	General Motors Co., Strike @ 33.00 Exp 11/18/16	(648)
(5)	Genuine Parts Co., Strike @ 92.50 Exp 11/18/16	(363)
(35)	Gilead Sciences, Inc., Strike @ 77.50 Exp 11/18/16	(3,937)
(4)	Global Payments, Inc., Strike @ 75.00 Exp 11/18/16	(310)
(7)	Goldman Sachs Group, Inc., Strike @ 175.00 Exp 11/18/16	(3,832)
(6)	H&R Block, Inc., Strike @ 24.00 Exp 11/18/16	(60)
(22)	Halliburton Co., Strike @ 50.00 Exp 11/18/16	(352)
(11)	Hanesbrands, Inc., Strike @ 26.00 Exp 11/18/16	(523)
(4)	Harley-Davidson, Inc., Strike @ 57.50 Exp 11/18/16	(640)
(2)	Harman International Industries, Inc., Strike @ 85.00 Exp 11/18/16	(310)
(4)	Harris Corp., Strike @ 95.00 Exp 11/18/16	(140)
(13)	Hartford Financial Services Group, Inc., Strike @ 45.00 Exp 11/18/16	(494)
(2)	Hasbro, Inc., Strike @ 82.50 Exp 11/18/16	(405)
(10)	HCA Holdings, Inc., Strike @ 85.00 Exp 11/18/16	(125)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Helmerich & Payne, Inc., Strike @ 70.00 Exp 11/18/16	(68)
(2)	Henry Schein, Inc., Strike @ 155.00 Exp 11/18/16	(305)
(7)	Hess Corp., Strike @ 55.00 Exp 11/18/16	(60)
(36)	Hewlett-Packard Co., Strike @ 22.00 Exp 11/18/16	(2,969)
(8)	Hologic, Inc., Strike @ 40.00 Exp 11/18/16	(220)
(16)	Honeywell International, Inc., Strike @ 110.00 Exp 11/18/16	(2,559)
(21)	Host Hotels & Resorts, Inc., Strike @ 16.00 Exp 11/18/16	(420)
(3)	Humana, Inc., Strike @ 180.00 Exp 11/18/16	(765)
(19)	Huntington Bancshares, Inc., Strike @ 10.00 Exp 11/18/16	(1,283)
(8)	Illinois Tool Works, Inc., Strike @ 115.00 Exp 11/18/16	(1,060)
(5)	Illumina, Inc., Strike @ 155.00 Exp 11/18/16	(450)
(6)	Ingersoll-Rand PLC, Strike @ 67.50 Exp 11/18/16	(825)
(125)	Intel Corp., Strike @ 36.00 Exp 11/18/16	(1,750)
(3)	Intercontinental Exchange, Inc., Strike @ 270.00 Exp 11/18/16	(1,935)
(30)	International Business Machines Corp., Strike @ 155.00 Exp 11/18/16	(3,734)
(2)	International Flavors & Fragrances, Inc., Strike @ 135.00 Exp 11/18/16	(385)
(11)	International Paper Co., Strike @ 49.00 Exp 11/18/16	(127)
(6)	Intuit, Inc., Strike @ 110.00 Exp 11/18/16	(1,440)
(1)	Intuitive Surgical, Inc., Strike @ 705.00 Exp 11/18/16	(193)
(6)	Iron Mountain, Inc., Strike @ 35.00 Exp 11/18/16	(240)
(3)	J.B. Hunt Transport Services, Inc., Strike @ 80.00 Exp 11/18/16	(683)
(4)	Jacobs Engineering Group, Inc., Strike @ 52.50 Exp 11/18/16	(260)
(69)	Johnson & Johnson, Strike @ 115.00 Exp 11/18/16	(15,145)
(126)	JPMorgan Chase & Co., Strike @ 70.00 Exp 11/18/16	(8,819)
(9)	Juniper Networks, Inc., Strike @ 24.00 Exp 11/18/16	(2,219)
(3)	Kansas City Southern Industries, Inc., Strike @ 95.00 Exp 11/18/16	(45)
(8)	Kellogg Co., Strike @ 77.50 Exp 11/18/16	(680)
(19)	KeyCorp, Strike @ 13.00 Exp 11/18/16	(2,261)
(7)	Kimberly-Clark Corp., Strike @ 120.00 Exp 11/18/16	(105)
(66)	Kinder Morgan, Inc., Strike @ 22.00 Exp 11/18/16	(594)
(5)	KLA-Tencor Corp., Strike @ 77.50 Exp 11/18/16	(225)
(5)	Kohl's Corp., Strike @ 47.50 Exp 11/18/16	(338)
(33)	Kroger Co., Strike @ 32.50 Exp 11/18/16	(743)
(7)	L Brands, Inc., Strike @ 75.00 Exp 11/18/16	(840)
(2)	L-3 Communications Holdings, Inc., Strike @ 150.00 Exp 11/18/16	(30)
(4)	Lam Research Corp., Strike @ 100.00 Exp 11/18/16	(440)
(3)	Legg Mason, Inc., Strike @ 33.00 Exp 11/18/16	(75)
(2)	Leggett & Platt, Inc., Strike @ 45.00 Exp 11/18/16	(300)
(6)	Lennar Corp., Strike @ 43.00 Exp 11/18/16	(258)
(7)	Leucadia National Corp., Strike @ 19.00 Exp 11/18/16	(245)
(10)	Level 3 Communications, Inc., Strike @ 50.00 Exp 11/18/16	(6,499)
(6)	Lincoln National Corp., Strike @ 50.00 Exp 11/18/16	(681)
(4)	Linear Technology Corp., Strike @ 60.00 Exp 11/18/16	(210)
(10)	LKQ Corp., Strike @ 35.00 Exp 11/18/16	(200)
(6)	Lockheed Martin Corp., Strike @ 235.00 Exp 11/18/16	(7,349)
(25)	Lowe's Cos., Inc., Strike @ 72.50 Exp 11/18/16	(325)
(12)	LyondellBasell Industries NV, Class A, Strike @ 85.00 Exp 11/18/16	(600)
(3)	M&T Bank Corp., Strike @ 120.00 Exp 11/18/16	(1,215)
(10)	Macy's, Inc., Strike @ 39.00 Exp 11/18/16	(695)
(3)	Mallinckrodt PLC, Strike @ 65.00 Exp 11/18/16	(293)
(29)	Marathon Oil Corp., Strike @ 16.00 Exp 11/18/16	(73)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(13)	Marathon Petroleum Corp., Strike @ 45.00 Exp 11/18/16	(943)
(14)	Marriott International, Inc., Class A, Strike @ 70.00 Exp 11/18/16	(1,540)
(10)	Marsh & McLennan Cos., Inc., Strike @ 65.00 Exp 11/18/16	(325)
(2)	Martin Marietta Materials, Inc., Strike @ 185.00 Exp 11/18/16	(1,310)
(23)	MasterCard, Inc., Class A, Strike @ 105.00 Exp 11/18/16	(7,014)
(7)	Mattel, Inc., Strike @ 33.00 Exp 11/18/16	(140)
(3)	McCormick & Co., Inc., Strike @ 95.00 Exp 11/18/16	(585)
(20)	McDonald's Corp., Strike @ 115.00 Exp 11/18/16	(1,080)
(5)	Mead Johnson Nutrition Co., Strike @ 82.50 Exp 11/18/16	(120)
(38)	Medtronic PLC, Strike @ 85.00 Exp 11/18/16	(1,292)
(66)	Merck & Co., Inc., Strike @ 62.50 Exp 11/18/16	(1,056)
(29)	MetLife, Inc., Strike @ 47.50 Exp 11/18/16	(2,493)
(6)	Michael Kors Holdings, Ltd., Strike @ 52.50 Exp 11/18/16	(1,095)
(7)	Microchip Technology, Inc., Strike @ 62.50 Exp 11/18/16	(683)
(36)	Micron Technology, Inc., Strike @ 18.00 Exp 11/18/16	(990)
(1)	Mohawk Industries, Inc., Strike @ 200.00 Exp 11/18/16	(75)
(4)	Molson Coors Brewing Co., Class B, Strike @ 110.00 Exp 11/18/16	(280)
(53)	Mondelez International, Inc., Strike @ 44.00 Exp 11/18/16	(8,055)
(4)	Monster Beverage Corp., Strike @ 155.00 Exp 11/18/16	(590)
(4)	Moody's Corp., Strike @ 105.00 Exp 11/18/16	(162)
(36)	Morgan Stanley, Strike @ 34.00 Exp 11/18/16	(2,070)
(3)	Motorola Solutions, Inc., Strike @ 75.00 Exp 11/18/16	(372)
(3)	Murphy Oil Corp., Strike @ 30.00 Exp 11/18/16	(53)
(14)	Mylan NV, Strike @ 40.00 Exp 11/18/16	(644)
(10)	NetApp, Inc., Strike @ 36.00 Exp 11/18/16	(585)
(9)	Netflix.com, Inc., Strike @ 130.00 Exp 11/18/16	(1,494)
(8)	Newell Rubbermaid, Inc., Strike @ 52.50 Exp 11/18/16	(60)
(6)	Newfield Exploration Co., Strike @ 47.00 Exp 11/18/16	(60)
(18)	Newmont Mining Corp., Strike @ 40.00 Exp 11/18/16	(747)
(10)	NextEra Energy, Inc., Strike @ 125.00 Exp 11/18/16	(3,949)
(8)	Nielsen Holdings PLC, Strike @ 55.00 Exp 11/18/16	(80)
(33)	Nike, Inc., Class B, Strike @ 52.50 Exp 11/18/16	(660)
(8)	NiSource, Inc., Strike @ 23.00 Exp 11/18/16	(540)
(15)	Noble Energy, Inc., Strike @ 37.50 Exp 11/18/16	(338)
(3)	Nordstrom, Inc., Strike @ 55.00 Exp 11/18/16	(407)
(8)	Norfolk Southern Corp., Strike @ 95.00 Exp 11/18/16	(640)
(6)	Northern Trust Corp., Strike @ 72.50 Exp 11/18/16	(855)
(5)	Northrop Grumman Corp., Strike @ 220.00 Exp 11/18/16	(5,074)
(6)	NRG Energy, Inc., Strike @ 12.00 Exp 11/18/16	(90)
(11)	Nucor Corp., Strike @ 50.00 Exp 11/18/16	(677)
(11)	NVIDIA Corp., Strike @ 70.00 Exp 11/18/16	(4,839)
(17)	Occidental Petroleum Corp., Strike @ 75.00 Exp 11/18/16	(1,318)
(8)	Omnicom Group, Inc., Strike @ 82.50 Exp 11/18/16	(400)
(7)	ONEOK, Inc., Strike @ 52.50 Exp 11/18/16	(193)
(105)	Oracle Corp., Strike @ 39.00 Exp 11/18/16	(3,359)
(5)	Owens-Illinois, Inc., Strike @ 18.00 Exp 11/18/16	(775)
(9)	PACCAR, Inc., Strike @ 57.50 Exp 11/18/16	(225)
(3)	Parker Hannifin Corp., Strike @ 125.00 Exp 11/18/16	(338)
(2)	Patterson Cos., Inc., Strike @ 45.00 Exp 11/18/16	(55)
(11)	Paychex, Inc., Strike @ 57.50 Exp 11/18/16	(110)
(22)	PayPal Holdings, Inc., Strike @ 44.00 Exp 11/18/16	(418)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Pentair PLC, Strike @ 60.00 Exp 11/18/16	(138)
(3)	PerkinElmer, Inc., Strike @ 55.00 Exp 11/18/16	(68)
(5)	Perrigo Co. PLC, Strike @ 95.00 Exp 11/18/16	(625)
(165)	Pfizer, Inc., Strike @ 33.00 Exp 11/18/16	(3,464)
(35)	Philip Morris International, Strike @ 97.50 Exp 11/18/16	(3,062)
(15)	Phillips 66, Strike @ 82.50 Exp 11/18/16	(1,425)
(5)	Pioneer Natural Resources Co., Strike @ 200.00 Exp 11/18/16	(238)
(5)	Pitney Bowes, Inc., Strike @ 18.00 Exp 11/18/16	(275)
(13)	PNC Financial Services Group, Strike @ 95.00 Exp 11/18/16	(2,658)
(1)	Polo Ralph Lauren Corp., Strike @ 100.00 Exp 11/18/16	(335)
(9)	PPG Industries, Inc., Strike @ 95.00 Exp 11/18/16	(788)
(17)	PPL Corp., Strike @ 34.00 Exp 11/18/16	(1,360)
(5)	Praxair, Inc., Strike @ 120.00 Exp 11/18/16	(413)
(9)	Principal Financial Group, Inc., Strike @ 55.00 Exp 11/18/16	(855)
(51)	Procter & Gamble Co., Strike @ 85.00 Exp 11/18/16	(12,239)
(20)	Progressive Corp., Strike @ 33.00 Exp 11/18/16	(150)
(18)	Prologis, Inc., Strike @ 55.00 Exp 11/18/16	(225)
(11)	Prudential Financial, Inc., Strike @ 85.00 Exp 11/18/16	(2,217)
(5)	Public Storage, Strike @ 220.00 Exp 11/18/16	(675)
(2)	PVH Corp., Strike @ 115.00 Exp 11/18/16	(90)
(4)	Qorvo, Inc., Strike @ 60.00 Exp 11/18/16	(470)
(34)	Qualcomm, Inc., Strike @ 70.00 Exp 11/18/16	(5,235)
(4)	Quanta Services, Inc., Strike @ 29.00 Exp 11/18/16	(310)
(3)	Quest Diagnostics, Inc., Strike @ 85.00 Exp 11/18/16	(83)
(6)	Range Resources Corp., Strike @ 41.00 Exp 11/18/16	(45)
(8)	Raytheon Co., Strike @ 140.00 Exp 11/18/16	(724)
(6)	Red Hat, Inc., Strike @ 80.00 Exp 11/18/16	(375)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 400.00 Exp 11/18/16	(385)
(33)	Regions Financial Corp., Strike @ 11.00 Exp 11/18/16	(396)
(5)	Republic Services, Inc., Class A, Strike @ 50.00 Exp 11/18/16	(1,400)
(22)	Reynolds American, Inc., Strike @ 57.50 Exp 11/18/16	(440)
(4)	Robert Half International, Inc., Strike @ 40.00 Exp 11/18/16	(60)
(3)	Rockwell Automation, Inc., Strike @ 125.00 Exp 11/18/16	(405)
(3)	Rockwell Collins, Inc., Strike @ 85.00 Exp 11/18/16	(405)
(3)	Roper Technologies, Inc., Strike @ 180.00 Exp 11/18/16	(218)
(9)	Ross Stores, Inc., Strike @ 65.00 Exp 11/18/16	(743)
(5)	Royal Caribbean Cruises, Ltd., Strike @ 75.00 Exp 11/18/16	(1,545)
(1)	Ryder System, Inc., Strike @ 65.00 Exp 11/18/16	(500)
(6)	S&P Global, Inc., Strike @ 125.00 Exp 11/18/16	(975)
(13)	Salesforce.com, Inc., Strike @ 75.00 Exp 11/18/16	(3,672)
(5)	SCANA Corp., Strike @ 75.00 Exp 11/18/16	(313)
(48)	Schlumberger, Ltd., Strike @ 85.00 Exp 11/18/16	(264)
(1)	Scripps Networks Interactive, Inc., Class A, Strike @ 65.00 Exp 11/18/16	(190)
(10)	Seagate Technology PLC, Strike @ 37.00 Exp 11/18/16	(225)
(6)	Sealed Air Corp., Strike @ 46.00 Exp 11/18/16	(495)
(4)	Sempra Energy, Strike @ 105.00 Exp 11/18/16	(1,360)
(2)	Sherwin-Williams Co., Strike @ 280.00 Exp 11/18/16	(25)
(2)	Signet Jewelers, Ltd., Strike @ 85.00 Exp 11/18/16	(220)
(7)	Simon Property Group, Inc., Strike @ 200.00 Exp 11/18/16	(112)
(5)	Skyworks Solutions, Inc., Strike @ 82.50 Exp 11/18/16	(538)
(2)	SL Green Realty Corp., Strike @ 105.00 Exp 11/18/16	(50)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(1)	Snap-on, Inc., Strike @ 160.00 Exp 11/18/16	(80)
(34)	Southern Co., Strike @ 52.50 Exp 11/18/16	(1,292)
(15)	Spectra Energy Corp., Strike @ 43.00 Exp 11/18/16	(413)
(6)	St. Jude Medical, Inc., Strike @ 80.00 Exp 11/18/16	(360)
(39)	Starbucks Corp., Strike @ 55.00 Exp 11/18/16	(1,892)
(8)	State Street Corp., Strike @ 72.50 Exp 11/18/16	(508)
(3)	Stericycle, Inc., Strike @ 80.00 Exp 11/18/16	(668)
(7)	Stryker Corp., Strike @ 115.00 Exp 11/18/16	(1,645)
(13)	SunTrust Banks, Inc., Strike @ 47.00 Exp 11/18/16	(345)
(14)	Symantec Corp., Strike @ 25.00 Exp 11/18/16	(1,141)
(24)	Synchrony Financial, Strike @ 29.00 Exp 11/18/16	(1,020)
(18)	Sysco Corp., Strike @ 49.00 Exp 11/18/16	(1,125)
(8)	T. Rowe Price Group, Inc., Strike @ 70.00 Exp 11/18/16	(20)
(17)	Target Corp., Strike @ 70.00 Exp 11/18/16	(1,581)
(12)	TE Connectivity, Ltd., Strike @ 65.00 Exp 11/18/16	(780)
(6)	TEGNA, Inc., Strike @ 21.00 Exp 11/18/16	(105)
(3)	Teradata Corp., Strike @ 30.00 Exp 11/18/16	(23)
(3)	Tesoro Corp., Strike @ 85.00 Exp 11/18/16	(834)
(34)	Texas Instruments, Inc., Strike @ 72.50 Exp 11/18/16	(1,411)
(7)	Textron, Inc., Strike @ 40.00 Exp 11/18/16	(641)
(20)	The Boeing Co., Strike @ 140.00 Exp 11/18/16	(7,399)
(29)	The Charles Schwab Corp., Strike @ 33.00 Exp 11/18/16	(870)
(28)	The Dow Chemical Co., Strike @ 55.00 Exp 11/18/16	(1,260)
(3)	The Hershey Co., Strike @ 95.00 Exp 11/18/16	(2,280)
(43)	The Home Depot, Inc., Strike @ 130.00 Exp 11/18/16	(1,376)
(14)	The Interpublic Group of Cos., Inc., Strike @ 23.00 Exp 11/18/16	(280)
(4)	The J.M. Smucker Co., Strike @ 135.00 Exp 11/18/16	(640)
(16)	The Kraft Heinz Co., Strike @ 90.00 Exp 11/18/16	(2,439)
(4)	The Macerich Co., Strike @ 80.00 Exp 11/18/16	(10)
(10)	The Mosaic Co., Strike @ 26.00 Exp 11/18/16	(165)
(4)	The NASDAQ OMX Group, Inc., Strike @ 67.50 Exp 11/18/16	(40)
(1)	The Priceline Group, Inc., Strike @ 1,550.00 Exp 11/18/16	(1,785)
(16)	The TJX Companies, Inc., Strike @ 75.00 Exp 11/18/16	(1,920)
(33)	The Walt Disney Co., Strike @ 95.00 Exp 11/18/16	(3,266)
(13)	Thermo Fisher Scientific, Inc., Strike @ 155.00 Exp 11/18/16	(488)
(3)	Tiffany & Co., Strike @ 75.00 Exp 11/18/16	(291)
(12)	Time Warner, Inc., Strike @ 87.50 Exp 11/18/16	(2,417)
(3)	Torchmark Corp., Strike @ 65.00 Exp 11/18/16	(143)
(6)	Total System Services, Inc., Strike @ 50.00 Exp 11/18/16	(645)
(3)	Tractor Supply Co., Strike @ 65.00 Exp 11/18/16	(150)
(1)	TransDigm Group, Inc., Strike @ 266.00 Exp 11/18/16	(1,215)
(8)	Transocean, Ltd., Strike @ 11.00 Exp 11/18/16	(64)
(9)	Travelers Companies, Inc., Strike @ 110.00 Exp 11/18/16	(833)
(3)	TripAdvisor, Inc., Strike @ 67.50 Exp 11/18/16	(713)
(21)	Twenty-First Century Fox, Inc., Class A, Strike @ 26.00 Exp 11/18/16	(1,943)
(10)	Twenty-First Century Fox, Inc., Class B, Strike @ 26.00 Exp 11/18/16	(975)
(9)	Tyson Foods, Inc., Class A, Strike @ 72.50 Exp 11/18/16	(720)
(56)	U.S. BanCorp, Strike @ 45.00 Exp 11/18/16	(2,995)
(9)	UDR, Inc., Strike @ 35.00 Exp 11/18/16	(540)
(2)	Ulta Salon Cosmetics, Strike @ 265.00 Exp 11/18/16	(50)
(18)	Union Pacific Corp., Strike @ 92.50 Exp 11/18/16	(540)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	October 31, 2016 (Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	United Continental Holdings, Inc., Strike @ 60.00 Exp 11/18/16	(435)
(24)	United Parcel Service, Inc., Class B, Strike @ 110.00 Exp 11/18/16	(864)
(2)	United Rentals, Inc., Strike @ 82.50 Exp 11/18/16	(85)
(19)	United Technologies Corp., Strike @ 100.00 Exp 11/18/16	(5,728)
(15)	UnitedHealth Group, Inc., Strike @ 145.00 Exp 11/18/16	(1,290)
(3)	Universal Health Services, Class B, Strike @ 130.00 Exp 11/18/16	(98)
(7)	Unum Group, Strike @ 37.00 Exp 11/18/16	(158)
(2)	Urban Outfitters, Inc., Strike @ 35.00 Exp 11/18/16	(65)
(15)	Valero Energy Corp., Strike @ 57.50 Exp 11/18/16	(3,749)
(3)	Varian Medical Systems, Inc., Strike @ 105.00 Exp 11/18/16	(30)
(8)	Ventas, Inc., Strike @ 70.00 Exp 11/18/16	(340)
(3)	VeriSign, Inc., Strike @ 85.00 Exp 11/18/16	(438)
(3)	Verisk Analytics, Inc., Strike @ 80.00 Exp 11/18/16	(915)
(142)	Verizon Communications, Inc., Strike @ 50.00 Exp 11/18/16	(1,562)
(8)	Vertex Pharmaceuticals, Inc., Strike @ 90.00 Exp 11/18/16	(620)
(7)	VF Corp., Strike @ 55.00 Exp 11/18/16	(508)
(6)	Viacom, Inc., Class B, Strike @ 37.50 Exp 11/18/16	(885)
(66)	Visa, Inc., Class A, Strike @ 85.00 Exp 11/18/16	(2,211)
(3)	Vornado Realty Trust, Strike @ 95.00 Exp 11/18/16	(195)
(4)	Vulcan Materials Co., Strike @ 115.00 Exp 11/18/16	(1,140)
(1)	W.W. Grainger, Inc., Strike @ 210.00 Exp 11/18/16	(303)
(22)	Walgreens Boots Alliance, Inc., Strike @ 82.50 Exp 11/18/16	(3,365)
(40)	Wal-Mart Stores, Inc., Strike @ 70.00 Exp 11/18/16	(6,039)
(8)	Waste Management, Inc., Strike @ 62.50 Exp 11/18/16	(2,719)
(2)	Waters Corp., Strike @ 160.00 Exp 11/18/16	(25)
(11)	WEC Energy Group, Inc., Strike @ 60.00 Exp 11/18/16	(825)
(115)	Wells Fargo & Co., Strike @ 46.00 Exp 11/18/16	(7,417)
(10)	Welltower, Inc., Strike @ 72.50 Exp 11/18/16	(125)
(8)	Western Digital Corp., Strike @ 57.50 Exp 11/18/16	(1,912)
(17)	Western Union Co., Strike @ 21.00 Exp 11/18/16	(340)
(21)	Weyerhaeuser Co., Strike @ 32.00 Exp 11/18/16	(158)
(2)	Whirlpool Corp., Strike @ 175.00 Exp 11/18/16	(12)
(11)	Whole Foods Market, Inc., Strike @ 30.00 Exp 11/18/16	(561)
(24)	Williams Cos., Inc., Strike @ 34.00 Exp 11/18/16	(96)
(4)	Willis Towers Watson PLC, Strike @ 130.00 Exp 11/18/16	(540)
(3)	Wyndham Worldwide Corp., Strike @ 72.50 Exp 11/18/16	(38)
(2)	Wynn Resorts, Ltd., Strike @ 100.00 Exp 11/18/16	(344)
(5)	Xilinx, Inc., Strike @ 50.00 Exp 11/18/16	(723)
(10)	XL Group PLC, Strike @ 35.00 Exp 11/18/16	(510)
(5)	Xylem, Inc., Strike @ 50.00 Exp 11/18/16	(263)
(30)	Yahoo!, Inc., Strike @ 45.00 Exp 11/18/16	(525)
(5)	Zions Bancorporation, Strike @ 33.00 Exp 11/18/16	(200)
(17)	Zoetis, Inc., Strike @ 52.50 Exp 11/18/16	(510)
Total Written Call Options (Premiums Received $567,023)		$(521,292)

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF ASSETS AND LIABILITIES	October 31, 2016 (Unaudited)

Horizons S&P 500® Covered Call ETF
Assets:
Investments, at value (Cost $60,264,828)	$64,231,364
Cash	364,674
Dividends receivable	63,967
Total Assets	64,660,005
Liabilities:
Payable for investments purchased	2,557
Written options (Premiums received $567,023)	521,292
Distributions payable	255,585
Advisory fees payable	35,482
Total Liabilities	814,916

Net Assets	$63,845,089

Net Assets consist of:
Capital	$64,475,191
Accumulated net investment income (loss)	(732,896)
Accumulated net realized gains (loss) on investments	(3,909,473)
Net unrealized appreciation (depreciation) on investments	4,012,267
Net Assets	$63,845,089

Net Assets:	$63,845,089
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,452,500
Net Asset Value, Offering and Redemption Price per Share	$43.96

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF OPERATIONS	For the Period Ended October 31, 2016 (Unaudited)

Horizons S&P 500® Covered Call ETF
Investment Income:
Dividend income (net of foreign withholding tax of $465)	$676,013
Total Investment Income	676,013

Expenses:
Advisory fees	206,644
Total Expenses	206,644

Net Investment Income (Loss)	469,369

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	251,942
Net realized gains (losses) on written options	64,092
Change in unrealized appreciation (depreciation) on investments and written options	1,561,144
Net Realized and Unrealized Gains (Losses) on Investments	1,877,178

Change in Net Assets Resulting From Operations	$2,346,547

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2016 (Unaudited)

	Horizons S&P 500® Covered Call ETF
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$469,369	$1,114,454
Net realized gains (losses) on investments	251,942	1,898,151
Net realized gains (losses) on written options	64,092	(487,381)
Change in unrealized appreciation (depreciation) on investments and written options	1,561,144	(3,396,184)
Change in net assets resulting from operations	2,346,547	(870,960)

Distributions to Shareholders From:
Net investment income	(1,202,265)	(2,427,283)
Net realized gains on investments	—	—
Tax return of capital	—	(940,860)
Change in net assets resulting from distributions	(1,202,265)	(3,368,143)

Capital Transactions:
Proceeds from shares issued	2,241,994	—
Cost of shares redeemed	—	(12,577,708)
Change in net assets resulting from capital transactions	2,241,994	(12,577,708)
Change in net assets	3,386,276	(16,816,811)

Net Assets:
Beginning of period	60,458,813	77,275,624
End of period	$63,845,089	$60,458,813
Accumulated net investment income (loss)	$(732,896)	$—

Share Transactions:
Issued	50,000	—
Redeemed	—	(300,000)
Change in shares	50,000	(300,000)

Amounts listed as “—” are $0 or have been rounded to $0.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total Return at Market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)(e)
Horizons S&P 500® Covered Call ETF
Six Months Ended October 31, 2016 (unaudited)	$43.11	0.33(f)	$1.36	$1.69	$(0.84)	$—	$—	$(0.84)	$43.96	3.93%	3.93%	0.65%	1.47%	$63,845	4%
Year Ended April 30, 2016	$45.39	0.70(f)	$(0.90)	$(0.20)	$(1.50)	$—	$(0.58)	$(2.08)	$43.11	(0.29)%	(0.67%)	0.65%	1.61%	$60,459	7%
Year Ended April 30, 2015	$44.85	0.63(f)	$2.03	$2.66	$(0.83)	$(0.63)	$(0.66)	$(2.12)	$45.39	5.97%	6.47%	0.65%	1.39%	$77,276	12%
June 24, 2013(g) through April 30, 2014	$40.00	0.52	$5.66	$6.18	$(0.64)	$(0.69)	$—	$(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

(a)	Not annualized for periods less than one year.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(f)	Per share numbers have been calculated using the average shares method.

(g)	Commencement of operations.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS	October 31, 2016 (Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund” or the “Fund”). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2016 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$64,231,364	$—	$—	$64,231,364
Total Investment Securities	64,231,364	—	—	64,231,364
Other Financial Instruments:
Written Call Options	(521,292)	—	—	(521,292)
Total Investments	$63,710,072	$—	$—	$63,710,072

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of October 31, 2016, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended October 31, 2016, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended October 31, 2016:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2016	6,705	$532,470
Options written	46,772	3,454,047
Options expired	—	—
Options exercised	(169)	(15,574)
Options closed	(46,135)	(3,403,920)
Options outstanding at October 31, 2016	7,173	$567,023

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2016:

		Assets		Liabilities
Fund	Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
S&P 500 Fund	Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$521,292

The following is a summary of the effect of written options on the Statement of Operations, categorized by risk exposure, for the period ended October 31, 2016:

Fund	Primary Risk Exposure	Realized gains (losses) on written options	Change in unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund	Equity Risk Exposure	$ 64,092	$ 84,923

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

The volume of options written by the Fund at October 31, 2016 is indicative of the volume of options throughout the period ended October 31, 2016.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

The Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of a fund.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.65% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Fund except for the advisory fee, distribution fees and expenses pursuant to the Fund’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and will continuously review, supervise and administer the investment program, subject to the supervision of the Adviser and the Board.

The sub-adviser fees are borne by the Fund’s Adviser and are calculated daily and paid monthly as follows:

Fund
S&P 500 Fund	0.55% of the first $500,000,000
0.57% of the next $3,500,000,000
0.60% of the next $6,000,000,000
0.62% of assets above $10,000,000,000

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 29, 2017. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2016 (Unaudited)

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2016 were $2,445,887 and $2,925,505, respectively.

In-kind purchases for the period ended October 31, 2016 were $2,233,669. There were no in-kind sales for the period ended October 31, 2016.

5. Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly by the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized Participants pay a transaction fee, typically $3,000, in connection with the purchase or redemption of Creation Units (regardless of the number of Creation Units purchased or redeemed in the transaction). Additional fees may be assessed, up to 0.02% of the value of the transaction, for cash transactions or other non-standard Creation Unit orders. Retail investors who use the services of an Authorized Participant or other broker to purchase or redeem shares may be charged a fee for such services. Such fees are not payable to the Fund.

6. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2016 (Unaudited)

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$2,422,108	$5,175	$2,427,283	$940,860	$3,368,143

As of the tax year ended April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
S&P 500 Fund	$(799,159)	$(975,225)	$(1,774,384)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and straddles.

At October 31, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$60,267,048	$7,519,325	$(3,555,009)	$3,964,316

8. Subsequent Events

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. The effective dates of these rules are generally not impacting the Fund until sometime in 2018. Management is currently evaluating the impacts to the Fund.

Exchange Listed Funds Trust DISCLOSURE OF FUND EXPENSES	October 31, 2016 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 5/1/2016	Actual Ending Account Value 10/31/16	Hypothetical Ending Account Value 10/31/16	Actual Expenses Paid During the Period 5/1/16 - 10/31/16*	Hypothetical Expenses Paid During the Period 5/1/16 - 10/31/16*	Annualized Expense Ratio During Period 5/1/16 - 10/31/16
S&P 500 Fund	$1,000.00	$1,039.30	$1,021.93	$3.34	$3.31	0.65%

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Exchange Listed Funds Trust OTHER INFORMATION	October 31, 2016 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Energy Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index and/or S&P 500 Energy Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The S&P 500 Covered Call ETF and the Energy Select Sector ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs are to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORTFOLIO VALUE OR INDEX, OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE, WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser: Exchange Traded Concepts, LLC 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019

Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Proxy Voting Information

A description of Horizons ETFs Management (USA) LLC’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.horizonsetfs.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.horizonsetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	December 22, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 22, 2016